Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for expected credit loss	¥ 440,346	$ 61,258	¥ 987,848
Net operating loss carryforward			19,352,270
Less: valuation allowance			(19,352,270)
Deferred tax assets, net	¥ 440,346	$ 61,258	¥ 987,848